Annual Total Returns- JPMorgan U.S. Government Money Market Fund (Institutional Shares) [BarChart] - Institutional Shares - JPMorgan U.S. Government Money Market Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.01%	none	0.01%	0.01%	0.01%	0.25%	0.74%	1.69%	2.05%	0.35%